FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of level of hedge
Positions as of December 31, 2021 (*)	Maturities
	Q122	Q222	Q322	Q422	Total
Percentage of coverage over the expected volume of consumption	25%	30%	17%	14%	21%

Positions as of December 31, 2020 (*)	Maturities
	Q121	Q221	Q321	Q421	Total
Percentage of coverage over the expected volume of consumption	3%	3%	3%	3%	3%

Schedule of sensitivity analysis
Appreciation (depreciation)	Effect December 31, 2021	Effect December 31, 2020
De R$/US$	(MUS$)	(MUS$)
-10%	+51.9	-10.9
+10%	-51.9	+10.9

Appreciation (depreciation)	Effect at December 31, 2021	Effect at December 31, 2020
of R$/US$	MUS$	MUS$
-10%	+96.66	+191.53
+10%	-79.09	-156.71

Schedule of amounts by Tranche are summarized
	As of December 31, 2021			As of December 31, 2020
Tranche	Committed amount	Withdrew amount	Available amount	Committed amount	Withdrew amount	Available amount
	MUS$	MUS$	MUS$	MUS$	MUS$	MUS$

Tranche A	1,300	876	424	1,300	650	650
Tranche B	750	300	450	-	-	-
Tranche C	1,150	774	376	1,150	500	650
Total	3,200	1,950	1,250	2,450	1,150	1,300

Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity
					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Loans to exporters
97.018.000-1	CITIBANK	Chile	US$	115,350	-	-	-	-	115,350	114,000	At Expiration	2.96	2.96
97.030.000-7	ITAU	Chile	US$	20,140	-	-	-	-	20,140	20,000	At Expiration	4.20	4.20
0-E	HSBC	Chile	US$	12,123	-	-	-	-	12,123	12,000	At Expiration	4.15	4.15
Bank loans
97.023.000-9	CORPBANCA	Chile	UF	10,236	-	-	-	-	10,236	10,106	Quarterly	3.35	3.35
0-E	SANTANDER	Spain	US$	751	2,604	106,939	-	-	110,294	106,427	Quarterly	2.80	2.80
0-E	CITIBANK	U.S.A.	UF	60,935	-	-	-	-	60,935	60,935	At Expiration	3.10	3.10
Obligations with the public
97.030.000-7	BANCO ESTADO	Chile	UF	36,171	179,601	31,461	31,461	369,537	648,231	502,897	At Expiration	4.81	4.81
0-E	BANK OF NEW YORK	U.S.A.	US$	184,188	104,125	884,188	856,000	-	2,028,501	1,500,000	At Expiration	7.16	6.94
Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	17,182	19,425	40,087	41,862	95,475	214,031	198,475	Quarterly	1.48	1.48
0-E	MUFG	U.S.A.	US$	29,652	17,921	36,660	37,829	55,297	177,359	166,712	Quarterly	1.64	1.64
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	933	4,990	29,851	36,337	89,263	161,374	144,358	Quarterly / Monthly	3.17	1.60
Other guaranteed obligation
0-E	CREDIT AGRICOLE	France	US$	273,199	-	-	-	-	273,199	273,199	At Expiration	1.82	1.82
0-E	MUFG	U.S.A.	US$	8,150	46,746	94,062	14,757	-	163,715	156,933	Quarterly	1.72	1.72
0-E	CITIBANK	U.S.A.	US$	613,419	-	-	-	-	613,419	600,000	At Expiration	2.00	2.00
0-E	BANK OF UTAH	U.S.A.	US$	-	1,858,051	-	-	-	1,858,051	1,644,876	At Expiration	22.71	12.97
0-E	EXIM BANK	U.S.A.	US$	271	1,173	3,375	10,546	55,957	71,322	62,890	Quarterly	1.84	1.84
Financial lease
0-E	CREDIT AGRICOLE	France	US$	699	1,387	-	-	-	2,086	2,052	Quarterly	3.68	3.23
0-E	CITIBANK	U.S.A.	US$	19,268	59,522	5,721	-	-	84,511	83,985	Quarterly	1.37	0.79
0-E	BNP PARIBAS	U.S.A.	US$	7,351	26,519	21,685	-	-	55,555	54,918	Quarterly	1.56	0.96
0-E	NATIXIS	France	US$	5,929	34,328	59,574	59,930	130,131	289,892	261,458	Quarterly	2.09	2.09
0-E	US BANK	U.S.A.	US$	18,158	72,424	133,592	6,573	-	230,747	219,667	Quarterly	4.03	2.84
0-E	PK AIRFINANCE	U.S.A.	US$	853	5,763	10,913	-	-	17,529	16,851	Quarterly	1.88	1.88
0-E	EXIM BANK	U.S.A.	US$	2,758	11,040	61,167	249,466	269,087	593,518	533,127	Quarterly	2.88	2.03
Others loans
0-E	OTHERS (**)		US$	55,819	-	-	-	-	55,819	55,819	At Expiration	-	-
	TOTAL			1,493,535	2,445,619	1,519,275	1,344,761	1,064,747	7,867,937	6,801,685

					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans
0-E	NCM	Netherlands	US$	990	-	-	-	-	990	943	Monthly	6.01	6.01
0-E	MERRIL LYNCH CREDIT PRODUCTS LLC	U.S.A.	BRL	185,833	-	-	-	-	185,833	185,833	Monthly	3.95	3.95
0-E	BANCO BRADESCO	Brazil	BRL	74,661	-	-	-	-	74,661	74,661	Monthly	4.33	4.33
Financial leases
0-E	NATIXIS	France	US$	486	2,235	4,080	11,076	-	17,877	17,326	Quarterly	2.74	2.74
0-E	GA TELESIS LLC	U.S.A.	US$	762	2,706	4,675	4,646	5,077	17,866	10,999	Monthly	14.72	14.72
Others Loans
0-E	Deustche Bank (**)	Brazil	US$	20,689	-	-	-	-	20,689	20,689	At Expiration	-	-
	TOTAL			283,421	4,941	8,755	15,722	5,077	317,916	310,451

					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability
-	AIRCRAFT	OTHERS	US$	694,568	469,568	767,629	811,843	778,613	3,522,221	2,883,657	-	-	-
-	OTHER ASSETS	OTHERS	US$	9,859	11,820	22,433	23,365	8,651	76,128	73,615	-	-	-
			UF	1,759	982	245	76	231	3,293	2,621	-	-	-
			COP	2	7	35	-	-	44	42	-	-	-
			EUR	198	112	293	-	-	603	599	-	-	-
			PEN	4	7	97	-	-	108	103	-	-	-
Trade and other accounts payables
-	OTHERS	OTHERS	US$	665,645	165,085	-	-	-	830,730	830,730	-	-	-
			CLP	214,224	4,912	-	-	-	219,136	219,136	-	-	-
			BRL	365,486	5,258	-	-	-	370,744	370,744	-	-	-
			Other currency	542,304	3,719	-	-	-	546,023	546,023	-	-	-
Accounts payable to related parties currents (*)
Foreign	Inversora Aeronáutica Argentina S.A.	Argentina	US$	-	5	-	-	-	5	5	-	-	-
Foreign	Delta Airlines	U.S.A	US$	-	2,268	-	-	-	2,268	2,268	-	-	-
Foreign	Patagonia Seafarms INC	U.S.A	CLP	-	7	-	-	-	7	7	-	-	-
81.062.300-4	Costa Verde Aeronautica S.A.	Chile	CLP	-	175,819	-	-	-	175,819	175,819	-	-	-
Foreign	QA Investments Ltd	Jersey Channel Islands	US$	-	219,774	-	-	-	219,774	219,774	-	-	-
Foreign	QA Investments 2 Ltd	Jersey Channel Islands	US$	-	219,774	-	-	-	219,774	219,774	-	-	-
Foreign	Lozuy S.A.	Uruguay	US$	-	43,955	-	-	-	43,955	43,955	-	-	-
	Total			2,494,049	1,323,072	790,732	835,284	787,495	6,230,632	5,588,872
	Total consolidated			4,271,005	3,773,632	2,318,762	2,195,767	1,857,319	14,416,485	12,701,008

					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Loans to exporters
97.018.000-1	SCOTIABANK	Chile	US$	76,929	-	-	-	-	76,929	74,000	At Expiration	3.08	3.08
97.030.000-7	BANCO ESTADO	Chile	US$	41,543	-	-	-	-	41,543	40,000	At Expiration	3.49	3.49
76.645.030-K	ITAU	Chile	US$	20,685	-	-	-	-	20,685	20,000	At Expiration	4.20	4.20
97.951.000-4	HSBC	Chile	US$	12,545	-	-	-	-	12,545	12,000	At Expiration	4.15	4.15
Bank loans
97.023.000-9	CORPBANCA	Chile	UF	11,631	-	-	-	-	11,631	11,255	Quarterly	3.35	3.35
0-E	SANTANDER	Spain	US$	3,323	2,678	139,459	-	-	145,460	139,459	Quarterly	2.80	2.80
76.362.099-9	BTG	Chile	UF	2,104	68,920	-	-	-	71,024	67,868	At Expiration	3.10	3.10
Obligations with the public
97.030.000-7	BANCO ESTADO	Chile	UF	23,210	26,857	217,555	35,041	429,101	731,764	560,113	At Expiration	4.81	4.81
0-E	BANK OF NEW YORK	U.S.A.	US$	80,063	76,125	208,250	836,063	828,000	2,028,501	1,500,000	At Expiration	7.16	6.94
Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	50,500	40,889	104,166	107,342	219,666	522,563	474,273	Quarterly / Semiannual	2.95	2.95
0-E	NATIXIS	France	US$	47,918	37,509	84,048	84,487	35,712	289,674	271,129	Quarterly	3.11	3.11
0-E	INVESTEC	England	US$	11,502	9,425	21,042	-	-	41,969	37,870	Semiannual	6.21	6.21
0-E	MUFG	U.S.A.	US$	37,114	28,497	77,881	80,678	194,901	419,071	382,413	Quarterly	2.88	2.88
0-E	SMBC	U.S.A.	US$	131,345	-	-		-	131,345	130,000	At Expiration	1.73	1.73
Other guaranteed obligation
0-E	CREDIT AGRICOLE	France	US$	1,347	275,773	-	-	-	277,120	273,199	At Expiration	1.92	1.92
0-E	MUFG	U.S.A.	US$	87,611	74,852	119,460	19,950	-	301,873	291,519	Quarterly	2.67	2.67
0-E	CITIBANK	U.S.A.	US$	3,405	10,404	603,443	-	-	617,252	600,000	At Expiration	2.27	2.27
0-E	BANK OF UTAH	U.S.A.	US$	-	-	952,990	-	-	952,990	793,003	At Expiration	22.19	13,19
Financial lease
0-E	ING	U.S.A.	US$	5,965	-	-	-	-	5,965	5,965	Quarterly	5.71	5.01
0-E	CREDIT AGRICOLE	France	US$	13,889	2,057	2,062	-	-	18,008	17,961	Quarterly	1.99	1.54
0-E	CITIBANK	U.S.A.	US$	79,117	61,983	118,372	46,115	19,118	324,705	312,792	Quarterly	2.58	1.77
0-E	PEFCO	U.S.A.	US$	1,926	-	-	-	-	1,926	1,926	Quarterly	5.65	5.03
0-E	BNP PARIBAS	U.S.A.	US$	14,851	2,343	793	-	-	17,987	17,951	Quarterly	1.81	1.41
0-E	WELLS FARGO	U.S.A.	US$	114,952	104,946	237,945	99,232	-	557,075	541,406	Quarterly	2.43	1.74
97.036.000-K	SANTANDER	Chile	US$	21,551	17,851	26,308	-	-	65,710	65,247	Quarterly	1.30	0.76
0-E	RRPF ENGINE LEASING	England	US$	4,093	3,382	8,826	4,870	-	21,171	18,489	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	4,589	4,763	12,977	755	-	23,084	22,730	Quarterly	1.61	1.01
0-E	BTMU	U.S.A.	US$	11,620	9,647	26,261	770	-	48,298	47,609	Quarterly	1.63	1.03
0-E	US BANK	U.S.A.	US$	60,527	54,611	144,670	86,076	-	345,884	327,419	Quarterly	4.00	2.82
0-E	PK AIRFINANCE	U.S.A.	US$	4,624	12,202	3,153	-		19,979	19,522	Monthly	1.98	1.98
	TOTAL			980,479	925,714	3,109,661	1,401,379	1,726,498	8,143,731	7,077,118

					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans

0-E	NCM	Netherlands	US$	452	497	61	-	-	1,010	943	Monthly	6.01	6.01
0-E	BANCO BRADESCO	Brazil	BRL	91,672	-	-	-	-	91,672	80,175	Monthly	4.34	4.33
0-E	BANCO DO BRASIL	Brazil	BRL	208,987	-	-	-	-	208,987	199,557	Monthly	3.95	3.95
Financial leases

0-E	NATIXIS	France	US$	31,482	9,276	42,383	-	-	83,141	81,260	Quarterly / Semiannual	4.09	4.09
0-E	WACAPOU LEASING S.A.	Luxembourg	US$	2,460	2,442	25	-	-	4,927	4,759	Quarterly	2.00	2.00
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	134,919	-	-	-	-	134,919	144,120	Quarterly	3.07	3.01
0-E	GA TELESIS LLC	U.S.A.	US$	758	1,753	4,675	4,675	7,969	19,830	12,261	Monthly	14.72	14.72

	TOTAL			470,730	13,968	47,144	4,675	7,969	544,486	523,075

					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability
-	AIRCRAFT	OTHERS	US$	226,510	679,529	877,438	812,821	889,072	3,485,370	3,026,573	-	-	-
-	OTHER ASSETS	OTHERS	US$	3,403	9,953	6,706	18,271	6,349	44,682	46,520	-	-	-
			UF	2,103	5,836	1,072	1,973	2,485	13,469	11,401	-	-	-
			COP	22	7	14	-	-	43	48	-	-	-
			EUR	156	443	188	-	-	787	772	-	-	-
			PEN	29	15	49	-	-	93	137	-	-	-
			BRL	1,002	3,891	14,414	-	-	19,307	35,555	-	-	-

Trade and other accounts payables
-	OTHERS	OTHERS	US$	330,172	47,781	-	-		377,953	377,953	-	-	-
			CLP	230,997	119,337	-	-		350,334	350,334	-	-	-
			BRL	359,350	5,859	-	-		365,209	365,209	-	-	-
			Other currency	598,619	65,684	-	-		664,303	664,303	-	-	-
Accounts payable to related parties currents
Foreign	Delta Airlines	U.S.A.	US$	805	-	-	-		805	805	-	-	-
Foreign	Patagonia Seafarms INC	U.S.A.	CLP	7	-	-	-		7	7
97.810.370-9	Inversiones Costa Verde Ltda. y CPA.	Chile	CLP	-	-	105,713	-		105,713	105,713
Foreign	QA Investments Ltd	Jersey Channel Islands	US$	-	-	132,141	-		132,141	132,141	-	-	-
Foreign	QA Investments 2 Ltd	Jersey Channel Islands	US$	-	-	132,141	-		132,141	132,141
Foreign	Lozuy S.A.	Uruguay	US$	-	-	26,428	-	-	26,428	26,428	-	-	-

	Total			1,753,175	938,335	1,296,304	833,065	897,906	5,718,785	5,276,040

	Total consolidated			3,204,384	1,878,017	4,453,109	2,239,119	2,632,373	14,407,002	12,876,233

Schedule of classification of financial instruments at fair value
	As of December 31, 2021				As of December 31, 2020
		Fair value measurements using values considered as				Fair value measurements using values considered as
	Fair value	Level I	Level II	Level III	Fair value	Level I	Level II	Level III
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Assets

Cash and cash equivalents	26,025	26,025	-	-	32,782	32,782	-	-
Short-term mutual funds	26,025	26,025	-	-	32,782	32,782	-	-

Other financial assets, current	26,467	1,637	24,830	-	4,097	366	3,731	-
Fair value of fuel derivatives	17,641	-	17,641	-	1,296	-	1,296	-
Private investment funds	347	347	-	-	348	348	-	-
Certificate of Deposit (CBD)	7,189	-	7,189	-	2,435	-	2,435	-
Domestic and foreign bonds	1,290	1,290	-	-	18	18	-	-

Liabilities

Other financial liabilities, current	5,671	-	5,671	-	5,671	-	5,671	-
Fair value of interest rate derivatives	2,734	-	2,734	-	2,734	-	2,734	-
Currency derivative not registered as hedge accounting	2,937	-	2,937	-	2,937	-	2,937	-

Schedule of financial instruments which are not recorded at fair value
	As of December 31, 2021		As of December 31, 2020
	Book	Fair	Book	Fair
	value	value	value	value
	ThUS$	ThUS$	ThUS$	ThUS$

Cash and cash equivalents	1,020,810	1,020,810	1,663,059	1,663,059
Cash on hand	2,120	2,120	4,277	4,277
Bank balance	558,078	558,078	732,578	732,578
Overnight	386,034	386,034	802,220	802,220
Time deposits	74,578	74,578	123,984	123,894
Other financial assets, current	74,671	74,671	46,153	46,153
Other financial assets	74,671	74,671	46,153	46,153
Trade debtors, other accounts receivable and Current accounts receivable	902,672	902,672	599,381	599,381
Accounts receivable from entities related, current	724	724	158	158
Other financial assets, not current	15,622	15,622	33,140	33,140
Accounts receivable, non-current	12,201	12,201	4,986	4,986

Other current financial liabilities	4,447,780	4,339,370	3,050,059	2,995,768
Accounts payable for trade and other accounts payable, current	4,860,153	4,860,153	2,322,125	2,322,125
Accounts payable to entities related, current	661,602	662,345	812	812
Other financial liabilities, not current	5,948,702	5,467,594	7,803,801	6,509,081
Accounts payable, not current	472,426	472,426	396,423	410,706

Fuel-Price Risk [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of sensitivity analysis
	Positions as of December 31, 2021	Positions as of December 31, 2020
Benchmark price	effect on Equity	effect on Equity
(US$ per barrel)	(MUS$)	(MUS$)
+5	+2.7	+0.6
-5	-3.3	-0.6

Interest rate risk [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of sensitivity analysis
Increase (decrease)	Positions as of December 31, 2021	Positions as of December 31, 2020
futures curve	effect on profit or loss before tax	effect on profit or loss before tax
in libor 3 months	(MUS$)	(MUS$)

+100 basis points	-46.31	-42.11
-100 basis points	+46.31	+42.11